UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.3%

	MUNICIPAL BONDS – 99.3%

	Alabama – 0.2%
$ 125	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	$ 128,301
	College Project, Series 2015, 5.000%, 4/15/27
75	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson	3/26 at 100.00	BBB	79,473
	Hospital & Clinic, Series 2015, 4.000%, 3/01/36
200	Total Alabama			207,774
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Refunding Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	175,055
	Arizona – 3.0%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
255	5.000%, 2/01/20	No Opt. Call	BBB+	289,953
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	332,798
70	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	No Opt. Call	A2	89,002
	Series 2014A, 5.000%, 12/01/24
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	493,527
685	5.000%, 7/01/26	7/22 at 100.00	A1	792,100
685	5.000%, 7/01/27	7/22 at 100.00	A1	792,312
100	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	A3	111,304
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.
	Prepay Contract Obligations, Series 2007:
150	5.000%, 12/01/17	No Opt. Call	BBB+	157,790
135	5.250%, 12/01/19	No Opt. Call	BBB+	151,101
95	5.000%, 12/01/32	No Opt. Call	BBB+	120,913
575	5.000%, 12/01/37	No Opt. Call	BBB+	755,746
3,465	Total Arizona			4,086,546
	Arkansas – 0.5%
525	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A2	553,319
	Company Project, Series 2013, 2.375%, 1/01/21
50	Springdale Public Facilities Board, Arkansas, Hospital Revenue Bonds, Arkansas Children’s	9/26 at 100.00	AA–	51,146
	Northwest Project, Series 2016, 3.000%, 3/01/35
575	Total Arkansas			604,465
	California – 6.9%
300	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Senior Lien	No Opt. Call	A	376,584
	Series 2013A, 5.000%, 10/01/23
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	3/17 at 100.00	AA (4)	125,776
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Pre-refunded 3/15/17)
145	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	3/17 at 100.00	AA (4)	145,900
	Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Pre-refunded 3/15/17)
105	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	112,407
	Management Inc., Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory put 11/03/25)
	(Alternative Minimum Tax)
290	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	319,412
	Management Inc., Series 2015A-1, 3.375%, 7/01/25 (Alternative Minimum Tax)
205	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	No Opt. Call	A–	219,395
	Management, Inc. Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (Alternative Minimum Tax)
525	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	AA–	611,347
125	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	148,033
	University Medical Center, Series 2014A, 5.250%, 12/01/29
285	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	AA–	295,189
	Series 2012E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series	No Opt. Call	BBB–	285,123
	2012, 5.000%, 1/01/24
710	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	723,178
	Bonds, Series 2007A-1, 4.500%, 6/01/27
100	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills	9/24 at 100.00	N/R	114,859
	Improvement Area A & C, Series 2014C, 5.000%, 9/01/32
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA	379,950
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
	Moulton Niguel Water District, California, Certificates of Participation, Refunding Series 2003:
250	5.000%, 9/01/21 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	251,945
250	5.000%, 9/01/22 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	251,945
500	5.000%, 9/01/23 (Pre-refunded 9/01/16) – AMBAC Insured	9/16 at 100.00	AAA	503,890
1,000	Mount San Antonio Community College District, Los Angeles County, California, General	2/28 at 100.00	AA	976,250
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (5)
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA	1,581,240
	AGC Insured
35	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	42,063
	2013A, 5.750%, 6/01/44
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	1,088,720
	2011, 0.000%, 8/01/37
415	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	488,414
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/29
215	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A,	No Opt. Call	Baa1	265,510
	5.000%, 7/01/25
10,195	Total California			9,307,130
	Colorado – 1.1%
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
300	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	210,594
245	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	150,842
10	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007A-1, 5.250%,	No Opt. Call	AA–	10,858
	9/01/18 – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	AA–	363,170
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	547,245
	Series 2013, 5.000%, 12/01/20
210	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	BBB+	244,633
	Activity Bonds, Series 2010, 6.000%, 1/15/41
2,265	Total Colorado			1,527,342
	Connecticut – 0.8%
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility	9/17 at 100.00	BB	100,864
	Expansion Church Home of Hartford Inc. Project, TEMPS-50 Series 2016B-2, 2.875%, 9/01/20
900	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	902,142
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/08/18)
1,000	Total Connecticut			1,003,006
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB	190,874
	5.000%, 7/01/28
	District of Columbia – 1.0%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	124,363
	Issue, Series 2013, 5.000%, 10/01/30
990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	1,246,232
	Series 2001, 6.500%, 5/15/33
1,110	Total District of Columbia			1,370,595
	Florida – 4.2%
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds,
	Series 2015A-1:
545	5.000%, 6/01/22	12/21 at 100.00	AA–	649,455
365	5.000%, 6/01/25	12/24 at 100.00	AA–	459,144
195	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	AA–	210,522
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	AA–	53,980
455	5.000%, 6/01/20	No Opt. Call	AA–	524,365
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,
	Refunding Series 2013:
100	4.750%, 11/01/23	No Opt. Call	BBB–	109,840
370	6.000%, 11/01/33	11/23 at 100.00	BBB–	429,577
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	632,442
	5.000%, 7/01/19 – NPFG Insured
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA	11,327
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA	11,334
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	821,325
	5.000%, 10/01/20
75	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH	12/24 at 100.00	BBB+	89,123
	Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31
45	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	45,932
	11/01/16 (ETM)
720	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	752,717
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/27
	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,
	Refunding & Capital Improvement Series 2012A:
120	5.000%, 9/01/22	No Opt. Call	A+	143,927
350	5.000%, 9/01/23	9/22 at 100.00	A+	416,612
185	5.000%, 9/01/25	9/22 at 100.00	A+	223,700
4,945	Total Florida			5,585,322
	Georgia – 1.0%
240	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	AA– (4)	268,500
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
900	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,073,421
	Refunding Series 2012C, 5.250%, 10/01/23
1,140	Total Georgia			1,341,921
	Guam – 0.3%
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	168,022
	5.500%, 7/01/43
150	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	184,086
	(Alternative Minimum Tax)
290	Total Guam			352,108
	Hawaii – 0.5%
200	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	226,726
	University, Series 2013A, 6.250%, 7/01/27
10	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems,	7/25 at 100.00	AA–	12,592
	Series 2015A, 5.000%, 7/01/29
400	Hawaiian Electric Company Inc. and Its Subsidiaries, Special Purpose Revenue Bonds, Department	No Opt. Call	A–	434,672
	of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25
	(Alternative Minimum Tax)
610	Total Hawaii			673,990
	Illinois – 14.9%
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
10	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	10,073
10	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	10,103
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	25,488
25	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	25,423
25	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	25,782
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
15	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	15,110
15	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	15,154
25	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	25,488
35	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	35,892
40	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	41,100
235	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding	No Opt. Call	B+	229,118
	Series 2010F, 5.000%, 12/01/17
185	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	187,797
	2016A, 7.000%, 12/01/44
300	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/25 at 100.00	A	355,362
	Refunding Series 2015A, 5.000%, 1/01/33 (Alternative Minimum Tax)
75	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C,	No Opt. Call	BBB+	75,368
	5.000%, 1/01/27
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
200	5.000%, 1/01/23	No Opt. Call	BBB+	209,022
225	5.000%, 1/01/24	No Opt. Call	BBB+	233,111
190	5.000%, 1/01/25	No Opt. Call	BBB+	196,109
55	5.000%, 1/01/26	No Opt. Call	BBB+	56,422
325	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA–	377,416
185	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/20	No Opt. Call	AA–	210,558
	(WI/DD, Settling 7/14/16)
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA	2,053,077
	AGC Insured
625	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds, The Peoples Gas Light and Coke	No Opt. Call	Aa3	640,756
	Company Project, Series 2010B, 1.875%, 2/01/33 (Mandatory put 8/01/20)
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	BBB	516,716
500	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	551,980
	4.625%, 9/01/39
275	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Series 2008A, 5.500%,	7/18 at 100.00	A+ (4)	301,466
	7/01/38 (Pre-refunded 7/01/18)
890	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (4)	952,469
	11/15/37 (Pre-refunded 11/15/17)
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	Baa3	254,745
	Illinois State, General Obligation Bonds, February Series 2014:
370	5.000%, 2/01/25	2/24 at 100.00	BBB+	417,297
325	5.000%, 2/01/26	2/24 at 100.00	BBB+	364,403
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	BBB+	429,230
335	5.000%, 8/01/21	No Opt. Call	BBB+	371,545
1,000	5.000%, 8/01/22	No Opt. Call	BBB+	1,120,570
290	5.000%, 8/01/23	No Opt. Call	BBB+	328,419
	Illinois State, General Obligation Bonds, Series 2006A:
25	5.000%, 6/01/24	12/16 at 100.00	BBB+	25,114
10	5.000%, 6/01/27	12/16 at 100.00	BBB+	10,046
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	7/16 at 100.00	BBB+	231,035
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	BBB+	318,630
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25	7/23 at 100.00	BBB+	324,302
240	5.500%, 7/01/26	7/23 at 100.00	BBB+	277,315
440	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series	1/26 at 100.00	AA–	549,406
	2016A, 5.000%, 12/01/31
450	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B,	1/26 at 100.00	AA–	551,462
	5.000%, 1/01/37
1,380	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,330,624
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA	763,950
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
720	5.000%, 6/01/19	No Opt. Call	A	800,158
1,000	5.250%, 6/01/21	No Opt. Call	A	1,182,390
60	6.250%, 6/01/24	12/16 at 100.00	A	60,290
450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	505,683
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,
	Inc., Series 2013:
50	7.250%, 11/01/33	11/23 at 100.00	AA	70,481
95	7.250%, 11/01/36	11/23 at 100.00	AA	132,811
200	7.625%, 11/01/48	11/23 at 100.00	AA	282,582
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
230	5.000%, 3/01/33	3/25 at 100.00	A	275,354
145	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	A	174,471
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	570,345
	Series 2012, 4.000%, 11/01/22
355	Will, Grundy, Kendall, LaSalle, Kankakee, Livingston and Cook Counties Community College	6/18 at 100.00	AA	383,389
	District 525 Joliet Junior College, Illinois, General Obligation Bond, Series 2008,
	5.750%, 6/01/28
515	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	581,275
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
18,580	Total Illinois			20,063,682
	Indiana – 2.5%
165	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	162,682
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
425	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB+	433,925
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
175	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB–	200,062
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
140	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A,	10/24 at 100.00	A	171,802
	5.000%, 10/01/31
255	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	AA–	284,190
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	266,968
250	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding	8/24 at 100.00	A	308,183
	Series 2014, 5.000%, 2/01/29
865	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc.	No Opt. Call	A2	874,679
	Project, Series 2008, 1.850%, 6/01/44 (Mandatory put 10/01/19)
600	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc.	No Opt. Call	A2	710,820
	Project, Series 2015, 5.000%, 11/01/45 (Mandatory put 11/01/22) (Alternative Minimum Tax)
3,125	Total Indiana			3,413,311
	Iowa – 0.7%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2 (4)	584,340
	(Pre-refunded 6/15/20)
405	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B+	421,953
	Project, Series 2013, 5.000%, 12/01/19
905	Total Iowa			1,006,293
	Kansas – 0.1%
105	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds,	No Opt. Call	A+	127,449
	Refunding & Improvement Series 2014A, 5.000%, 9/01/22
	Kentucky – 1.3%
350	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	374,259
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
500	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	No Opt. Call	Baa3	519,190
	Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	397,310
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
200	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A	201,264
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33
	(Mandatory put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A1	321,578
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33
	(Mandatory put 4/03/17)
1,710	Total Kentucky			1,813,601
	Louisiana – 3.0%
240	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power	No Opt. Call	BBB	242,100
	Company Project, Refunding Series 2010, 1.600%, 1/01/19
345	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	BB	393,624
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006-C1:
155	5.875%, 6/01/23	6/18 at 100.00	AA	169,527
10	6.000%, 6/01/24	6/18 at 100.00	AA	10,965
660	Louisiana Public Facilities Authority, Revenue Bonds, Entergy Louisiana, LLC Project,	6/21 at 100.00	A	693,607
	Refunding Series 2016B, 3.500%, 6/01/30
100	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/26 at 100.00	A–	123,877
	Refunding Series 2016, 5.000%, 5/15/29
540	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	558,733
	Series 2007A, 5.250%, 5/15/38
210	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	218,635
	Series 2007A, 5.250%, 5/15/38 (Pre-refunded 5/15/17)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
350	5.000%, 5/15/22	No Opt. Call	A–	421,600
300	5.000%, 5/15/24	No Opt. Call	A–	376,077
110	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/25	No Opt. Call	A+	139,236
100	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A	120,941
525	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	581,417
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
3,645	Total Louisiana			4,050,339
	Maine – 0.0%
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	40,729
	Massachusetts – 1.0%
200	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,	7/24 at 100.00	BBB–	228,120
	Series 2014A, 5.000%, 7/01/27
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	517,250
	5.000%, 10/01/19
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	1/17 at 100.00	N/R	100,419
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/16 at 100.00	N/R	471,969
70	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	AA+ (4)	73,452
	5.000%, 8/15/20 (Pre-refunded 8/15/17) – AMBAC Insured
1,340	Total Massachusetts			1,391,210
	Michigan – 2.2%
400	Detroit Downtown Development Authority, Michigan, Tax Increment Refunding Bonds, Development	No Opt. Call	BB	294,508
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
155	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/16 at 100.00	A3	155,589
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	195,032
	7/01/29 – FGIC Insured
845	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	1/17 at 100.00	AA–	848,211
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/18 – NPFG Insured
150	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/25 at 100.00	BBB+	178,466
	Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C,
	5.000%, 7/01/34
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	509,105
	Refunding Series 2010C, 5.000%, 12/01/16
705	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	842,292
	Airport, Refunding Series 2015F, 5.000%, 12/01/33 (Alternative Minimum Tax)
2,905	Total Michigan			3,023,203
	Missouri – 2.3%
	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006:
595	5.000%, 12/01/26 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	606,132
515	5.000%, 12/01/27 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	524,636
355	5.000%, 12/01/28 (Pre-refunded 12/01/16) – AMBAC Insured	12/16 at 100.00	Aa3 (4)	361,642
100	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	115,076
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
30	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	11/23 at 100.00	BBB+	31,860
	Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32
1,070	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	1,213,102
	2005, 5.500%, 7/01/19 – NPFG Insured
235	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	265,566
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
2,900	Total Missouri			3,118,014
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	275,805
	Series 2013A, 5.000%, 7/01/33
140	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	150,938
400	Total Montana			426,743
	Nebraska – 0.1%
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	115,675
	Series 2012, 4.000%, 6/15/23
	Nevada – 2.4%
1,470	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,708,096
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	301,698
	6/15/30 (Pre-refunded 6/15/19)
50	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence,	No Opt. Call	N/R	56,171
	Refunding Series 2013, 5.000%, 6/01/22
175	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company,	No Opt. Call	A+	189,903
	Refunding Series 2016B, 3.000%, 3/01/36, (Mandatory put 6/01/22)
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	908,734
	Refunding Series 2011, 5.000%, 7/01/23
2,720	Total Nevada			3,164,602
	New Hampshire – 0.1%
105	Business Finance Authority of the State of New Hampshire, Water Facility Revenue Bonds,	1/26 at 100.00	A+	113,794
	Pennichuck Water Works, Inc. Project ,Series 2015A, 4.250%, 1/01/36 (Alternative Minimum Tax)
	New Jersey – 6.1%
65	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB+	65,238
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
250	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	290,730
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
150	4.000%, 6/15/19	No Opt. Call	BBB+	158,676
280	5.000%, 6/15/20	No Opt. Call	BBB+	309,957
150	5.000%, 6/15/21	No Opt. Call	BBB+	169,058
335	5.000%, 6/15/22	No Opt. Call	BBB+	382,453
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	397,705
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	237,269
510	5.000%, 6/15/25	6/22 at 100.00	BBB+	573,505
150	5.000%, 6/15/26	6/22 at 100.00	BBB+	168,096
100	4.250%, 6/15/27	6/22 at 100.00	BBB+	106,202
300	5.000%, 6/15/28	No Opt. Call	BBB+	333,942
220	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	257,743
	Replacement Project, Series 2013, 5.000%, 1/01/28 (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	1,128,950
	Bonds, Refunding Series 2015XX, 5.000%, 6/15/27
100	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A–	107,695
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,280	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	620,058
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	1,722,161
	5.000%, 12/15/23
330	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	364,277
170	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	195,291
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series	No Opt. Call	A3	253,940
	2012Q, 3.000%, 1/01/22
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
195	4.500%, 6/01/23	6/17 at 100.00	BB	198,315
150	4.625%, 6/01/26	6/17 at 100.00	B+	151,673
8,060	Total New Jersey			8,192,934
	New Mexico – 1.0%
715	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Southern California Edison	No Opt. Call	Aa3	734,112
	Company, Four Corners Project, Series 2005A, 1.875%, 4/01/29 (Mandatory put 4/01/20)
490	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding	8/19 at 100.00	Aa3	546,850
	Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)
1,205	Total New Mexico			1,280,962
	New York – 6.1%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	253,486
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,
	Catholic Health System, Inc. Project, Series 2015:
145	5.000%, 7/01/23	No Opt. Call	BBB+	175,190
195	5.000%, 7/01/24	No Opt. Call	BBB+	239,764
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA	934,649
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
435	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	515,671
	2011A, 5.750%, 2/15/47
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
195	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	178,257
135	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	117,692
405	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	A– (4)	408,050
	5.000%, 9/01/35 (Pre-refunded 9/01/16)
825	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New	No Opt. Call	AA–	844,817
	York State Electric and Gas Corporation, Series 2005A, 2.375%, 7/01/26 (Mandatory put 5/01/20)
	(Alternative Minimum Tax)
1,195	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series	No Opt. Call	A–	1,335,938
	2013A, 5.000%, 5/01/19
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA	374,591
565	5.000%, 6/01/18	No Opt. Call	AA	611,426
220	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/17 at 100.00	AA	228,565
	State Contingency Contract-Backed Bonds, Series 2013B, 5.000%, 6/01/22
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding
	Bonds, Terminal One Group Association, L.P. Project, Series 2015:
60	5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A–	71,227
60	5.000%, 1/01/23 (Alternative Minimum Tax)	No Opt. Call	A–	72,716
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport
	Terminal B Redevelopment Project, Series 2016A:
135	4.000%, 7/01/32 (Alternative Minimum Tax)	7/24 at 100.00	BBB	146,039
175	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	188,920
185	5.000%, 7/01/34 (Alternative Minimum Tax)	7/24 at 100.00	BBB	216,165
375	4.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	AA	411,574
215	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	249,037
85	4.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	89,614
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	483,872
	Series 2013B, 5.000%, 11/15/21
7,355	Total New York			8,147,260
	North Carolina – 1.2%
1,315	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C,	1/26 at 100.00	A	1,679,715
	5.000%, 1/01/29
	North Dakota – 0.8%
	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center
	Project, Series 2014A:
200	5.000%, 7/01/29 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	238,780
650	5.000%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	776,035
850	Total North Dakota			1,014,815
	Ohio – 3.6%
80	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Aa1	82,958
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	1,304,224
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	542,290
	Series 2013, 5.000%, 6/15/43
50	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	54,800
	Series 2008C, 5.500%, 8/15/24
225	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	N/R (4)	248,231
	Series 2008C, 5.500%, 8/15/24 (Pre-refunded 8/15/18)
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	26,577
30	4.000%, 10/01/19	No Opt. Call	A1	32,631
40	4.000%, 10/01/20	No Opt. Call	A1	44,200
45	5.000%, 10/01/21	No Opt. Call	A1	52,603
35	5.000%, 10/01/22	No Opt. Call	A1	41,691
175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	Ba2	179,947
	FirstEnergy Generation Corp. Project, Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)
100	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	Ba2	101,150
	FirstEnergy Generation Corp. Project, Series 2009B, 3.100%, 3/01/23 (Mandatory put 3/01/19)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	2,036,677
	Convertible Series 2013A-3, 0.000%, 2/15/34 (5)
100	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	105,154
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27
4,710	Total Ohio			4,853,133
	Pennsylvania – 6.5%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BB+	943,845
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	210,714
	Series 2009, 7.750%, 12/15/27
10	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	No Opt. Call	A	10,378
	Abington Memorial Hospital Obligated Group, Series 2009A, 5.000%, 6/01/17
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	516,910
	Bonds, PECO Energy Company Project, Refunding Series 1996A, 2.600%, 3/01/34 (Mandatory
	put 9/01/20)
500	Montgomery County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	510,900
	Bonds, PECO Energy Company Project, Refunding Series 1999A, 2.500%, 10/01/30 (Mandatory
	put 4/01/20)
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	Baa2 (4)	568,880
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
500	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	630,095
	Region Parking System, Junior Guaranteed Series 2013B, 5.500%, 1/01/27
250	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	317,055
	Region Parking System, Junior Insured Series 2013C, 5.500%, 1/01/26 – AGM Insured
230	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	No Opt. Call	BBB	283,165
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/25 (Alternative
	Minimum Tax)
225	Pennsylvania Economic Development Financing Authority, Unemployment Compensation Revenue	7/17 at 100.00	Aaa	235,208
	Bonds, Series 2012B, 5.000%, 1/01/22
185	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/16 at 100.00	AA (4)	200,396
	Series 1999, 5.150%, 3/15/20 – AGC Insured (ETM)
125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	126,885
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	676,692
	Bonds, Series 2010A, 5.500%, 12/01/34
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second
	Series 2016B-2:
545	5.000%, 6/01/29	6/26 at 100.00	A3	670,132
580	5.000%, 6/01/33	6/26 at 100.00	A3	703,836
725	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	AA– (4)	827,682
	NPFG Insured (ETM)
875	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	AA	999,758
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	379,015
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
7,795	Total Pennsylvania			8,811,546
	Rhode Island – 0.2%
200	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	228,976
	Health System, Series 2013A, 5.500%, 9/01/28
	South Carolina – 3.9%
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	A3 (4)	1,769,706
	1991, 6.750%, 1/01/19 – FGIC Insured (ETM)
3,040	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	A3	3,467,114
	1991, 6.750%, 1/01/19 – FGIC Insured
4,580	Total South Carolina			5,236,820
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+ (4)	1,037,140
	Series 2007, 5.000%, 11/01/27 (Pre-refunded 5/01/17)
	Tennessee – 0.3%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
105	4.000%, 1/01/22	No Opt. Call	A	119,321
180	5.000%, 1/01/23	No Opt. Call	A	218,956
285	Total Tennessee			338,277
	Texas – 11.2%
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding
	Series 2007:
130	5.000%, 5/01/23 (Pre-refunded 5/01/17) – SYNCORA GTY Insured	5/17 at 100.00	AA (4)	134,846
15	5.000%, 5/01/24 (Pre-refunded 5/01/17) – SYNCORA GTY Insured	5/17 at 100.00	AA (4)	15,559
40	5.000%, 5/01/25 (Pre-refunded 5/01/17) – SYNCORA GTY Insured	5/17 at 100.00	AA (4)	41,491
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	AA (4)	11,899
	2010, 5.875%, 5/01/40 (Pre-refunded 5/01/20)
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds,
	Series 2009:
45	5.000%, 5/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	50,359
145	5.000%, 5/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	AA (4)	162,268
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	9/16 at 100.00	N/R	425
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/16) (6)
525	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.250%,	1/21 at 100.00	BBB+ (4)	647,231
	1/01/46 (Pre-refunded 1/01/21)
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	1,222,980
	5.000%, 1/01/31
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	1,885,741
	2006, 5.000%, 8/15/20 (Pre-refunded 8/15/16)
155	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series	No Opt. Call	A3	191,464
	2014C, 5.000%, 11/15/24
395	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	AA	491,119
	2014A, 5.000%, 11/15/26 – AGM Insured
35	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	39,841
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
140	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	141,086
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
860	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	N/R (4)	866,949
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25 (Pre-refunded 9/01/16)
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	411,615
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
430	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series	11/25 at 100.00	A1	529,330
	2015, 5.000%, 11/01/28 (Alternative Minimum Tax)
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	228,896
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
100	5.000%, 12/01/25	No Opt. Call	Ba2	111,802
100	5.250%, 12/01/28	12/25 at 100.00	Ba2	116,334
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	266,965
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
400	5.000%, 8/15/24	8/22 at 100.00	Aa2	487,128
380	5.000%, 8/15/25	8/22 at 100.00	Aa2	460,530
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
100	0.000%, 9/01/43 (5)	9/31 at 100.00	AA+	110,986
490	0.000%, 9/01/45 (5)	9/31 at 100.00	AA+	583,776
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA+	899,648
	2011D, 5.000%, 9/01/24
455	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A,	No Opt. Call	A1	557,739
	5.000%, 1/01/23
2,870	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	3,089,667
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	1/17 at 100.00	BBB+	453,881
	2006B, 0.987%, 12/15/17
110	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	125,180
	2012, 5.000%, 12/15/32
165	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 100.00	A–	197,434
	Refunding Series 2015B, 5.000%, 8/15/37
465	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	559,460
	Refunding Series 2015C, 5.000%, 8/15/31
13,615	Total Texas			15,093,629
	Virginia – 0.5%
565	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB	657,909
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
	Washington – 2.6%
1,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/23	No Opt. Call	A+	1,220,740
	(Alternative Minimum Tax)
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,194,827
	Center, Series 2011A, 5.375%, 1/01/31
455	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1 (4)	455,086
	1989B, 7.125%, 7/01/16 – NPFG Insured (ETM)
585	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds,	12/22 at 100.00	Baa2	657,271
	Whidbey General Hospital, Series 2013, 5.500%, 12/01/33
3,090	Total Washington			3,527,924
	Wisconsin – 3.9%
250	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management	5/26 at 100.00	A–	258,125
	Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	841,093
15	5.000%, 4/01/22	No Opt. Call	Aa3	18,120
325	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A2	368,524
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	790,628
	Inc., Series 2012A, 5.000%, 7/15/25
30	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	AA (4)	31,493
	Inc., Refunding 2012C, 5.000%, 8/15/17 (ETM)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
500	5.250%, 8/15/18 (Pre-refunded 8/15/16)	8/16 at 100.00	N/R (4)	502,905
180	5.250%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	N/R (4)	181,046
1,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	1,874,835
	Inc, Series 2015, 5.000%, 12/15/26
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
45	5.000%, 5/01/21	5/19 at 100.00	AA–	50,428
35	5.375%, 5/01/25	5/19 at 100.00	AA–	39,462
40	5.625%, 5/01/28	5/19 at 100.00	AA–	45,313
150	6.000%, 5/01/33	5/19 at 100.00	AA–	171,222
4,500	Total Wisconsin			5,173,194
$ 123,820	Total Municipal Bonds (cost $122,925,640)			133,569,007

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Transportation – 0.0%
$ 17	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 498
	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	132
$ 21	Total Corporate Bonds (cost $1,880)				630
	Total Long-Term Investments (cost $122,927,520)				133,569,637

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7%
	MUNICIPAL BONDS – 0.7%
	Michigan – 0.7%
$ 1,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group,	11/47 at 100.00	AA+	$ 1,005,440
	Refunding and Project Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17) (9)
	Total Short-Term Investments (cost $1,000,000)			1,005,440
	Total Investments (cost 123,927,520) – 100%			134,575,077
	Other Assets Less Liabilities – 0.0%			46,955
	Net Assets – 100%			$ 134,622,032

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$133,569,007	$ —	$133,569,007
Corporate Bonds	—	—	630	630
Short-Term Investments:
Municipal Bonds	—	1,005,440	—	1,005,440
Total	$ —	$134,574,447	$630	$134,575,077

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $123,762,913.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$10,884,758
Depreciation	(72,594)
Net unrealized appreciation (depreciation) of investments	$10,812,164

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(9)	Investment has a maturity of greater than one year, but has a variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016